INVESCO EXCHANGE-TRADED SELF-INDEXED FUND TRUST
SUPPLEMENT DATED JUNE 6, 2023 TO THE PROSPECTUSES
DATED DECEMBER 16, 2022, OF:
Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)
(the “Fund”)
The Fund’s classification has changed from “non-diversified” to “diversified,” and therefore the Fund is now required to meet certain diversification requirements under the Investment Company Act of 1940. All references in the Fund’s Summary Prospectus and Statutory Prospectus with regard to the Fund being “non-diversified” are hereby deleted in their entirety.
Please Retain This Supplement For Future Reference.
P-SIFT-PRO-SUP 060623